FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2008

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

           Address: 350 Madison Avenue, 8th Floor, New York, NY 10017
          ------------------------------------------------------------


                         Form 13F File Number:
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                  New York, NY           May 15, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   46
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Form 13F Information Table Value Total:   $ 96,943 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                                 March 31, 2008


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    Column 1                    Column 2       Column 3     Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class         CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ACORN ENERGY INC                 COM          004848107       1,669         355,000   SH        Sole                 355,000
ALLIANCE ONE INTL INC            COM          018772103       3,851         637,500   SH        Sole                 637,500
AMERICAN ORIENTAL BIOENGR IN     COM          028731107         846         104,400   SH        Sole                 104,400
AMERICAN PAC CORP                COM          028740108       1,206          75,500   SH        Sole                  75,500
ASHLAND INC NEW                  COM          044209104       3,855          81,500   SH        Sole                  81,500
ASTEC INDS INC                   COM          046224101       4,536         117,013   SH        Sole                 117,013
CALIFORNIA MICRO DEVICES COR     COM          130439102       2,532         861,000   SH        Sole                 861,000
CALLWAVE INC DEL                 COM          13126N101       2,576         987,000   SH        Sole                 987,000
CNET NETWORKS INC                COM          12613R104       1,420         200,000   SH        Sole                 200,000
CORUS BANKSHARES INC             COM          220873103         389          40,000   SH        Sole                  40,000
DYCOM INDS INC                   COM          267475101       1,321         110,000   SH        Sole                 110,000
EXTREME NETWORKS INC             COM          30226D106       3,286       1,060,000   SH        Sole               1,060,000
FLIGHT SAFETY TECH INC NEV       COM NEW      33942T207         363         185,000   SH        Sole                 185,000
FORRESTER RESH INC               COM          346563109       2,419          91,000   SH        Sole                  91,000
GENERAL FINANCE CORP             COM          369822101       1,237         175,000   SH        Sole                 175,000
GENTEX CORP                      COM          371901109       2,591         151,100   SH        Sole                 151,100
GLOBALOPTIONS GROUP INC          COM NEW      37946D209         934         449,000   SH        Sole                 449,000
GRAFTECH INTL LTD                COM          384313102       2,107         130,000   SH        Sole                 130,000
IOMEGA CORP                      COM NEW      462030305       6,908       1,935,000   SH        Sole               1,935,000
KLA-TENCOR CORP                  COM          482480100       1,224          33,000   SH        Sole                  33,000
LANDEC CORP                      COM          514766104       2,192         260,000   SH        Sole                 260,000



MARTEN TRANS LTD                 COM          573075108         169          10,873   SH        Sole                  10,873
MCDERMOTT INTL INC               COM          580037109       1,370          25,000   SH        Sole                  25,000
NBTY INC                         COM          628782104       1,901          63,500   SH        Sole                  63,500
NCR CORP NEW                     COM          62886E108       1,940          85,000   SH        Sole                  85,000
NCR CORP NEW                     CALL         62886E908          27           1,500  CALL       Sole                   1,500
NIKE INC                         CL B         654106103       4,284          63,000   SH        Sole                  63,000
OIL DRI CORP AMER                COM          677864100       2,612         146,000   SH        Sole                 146,000
ONVIA INC                        COM NEW      68338T403         103          16,000   SH        Sole                  16,000
PDI INC                          COM          69329V100       3,418         406,000   SH        Sole                 406,000
PROSHARES TR                     ULTRASHRT    74347R586         636          16,500   SH        Sole                  16,500
                                 O & G
QUALSTAR CORP                    COM          74758R109       1,239         388,500   SH        Sole                 388,500
RAND LOGISTICS INC               COM          752182105         224          41,700   SH        Sole                  41,700
SCHIFF NUTRITION INTL INC        COM          806693107       3,082         514,400   SH        Sole                 514,400
SCHNITZER STL INDS               CL A         806882106         711          10,000   SH        Sole                  10,000
SCHWEITZER-MAUDUIT INTL INC      COM          808541106       2,511         108,500   SH        Sole                 108,500
SIERRA PAC RES NEW               COM          826428104       1,389         110,000   SH        Sole                 110,000
SILICON STORAGE TECHNOLOGY I     COM          827057100       3,275       1,250,000   SH        Sole               1,250,000
SYNPLICITY INC                   COM          87160Y108       1,733         221,417   SH        Sole                 221,417
TRANSMETA CORP DEL               COM          89376R208       2,078         161,000   SH        Sole                 161,000
UST INC                          CALL         902911906         313           1,226  CALL       Sole                   1,226
VALMONT INDS INC                 COM          920253101         879          10,000   SH        Sole                  10,000
WATTS WATER TECHNOLOGIES INC     CL A         942749102       3,504         125,000   SH        Sole                 125,000
WESCO FINL CORP                  COM          950817106       1,697           4,200   SH        Sole                   4,200
WORLD WRESTLING ENTMT INC        CL A         98156Q108       7,444         400,000   SH        Sole                 400,000
ZILOG INC                        COM PAR      989524301       2,942         840,500   SH        Sole                 840,500
                                 $0.01
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